Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Supplemental Information Related To Operating Leases And Financing Leases
A summary of supplemental information related to operating leases and financing leases were as follow:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating leases-Weighted average remaining lease term	1.73	0.84	1.66
Financing leases-Weighted average remaining lease term	3.79	2.28	1.53
Operating leases-Weighted average discount rate	7.55%	7.49%	8.04%
Financing leases-Weighted average discount rate	9.50%	8.20%	8.39%

Summary of Components of Lease Expense
The components of lease expense were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating lease cost	27,099	42,447	47,905
Financing lease cost:
Amortization of right-of-use assets	60	161	204
Interest on lease liabilities	23	33	29
Short-term lease cost	6,016	10,612	13,902

Total	33,198	53,253	62,040

Summary of Supplemental Information Related To The Group's Leases
Supplemental information related to the Group’s leases were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash paid for operating leases	33,973	31,889	50,926
Cash paid for financing leases:
Operating cash flows from finance leases	5	16	41
Financing cash flows from finance leases	68	169	192

Summary of Non-cash ROU Assets In Exchange For New Lease Liabilities	Non-cash ROU assets in exchange for new lease liabilities:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating leases	77,453	58,329	28,021
Financing leases	—	304	19

Summary of Maturity Analysis
The following is a maturity analysis as of December 31, 2021:

	As of December 31,
	2021
	Operating Leases	Financing Leases
	RMB	RMB

2021	—	—
2022	45,795	205
2023	14,368	75
2024	2,026	—
2025 and thereafter	—	—
Subtotal	62,189	280
Less: imputed interest	(3,863)	(16)

Lease liabilities	58,326	264